Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Details of Financial Assets and Liabilities in Foreign Currencies
Details of financial assets and liabilities in foreign currencies as at December 31, 2022, 2023 and 2024, are as follows:

(In thousands of foreign currencies)	2022		2023		2024
	Financial assets	Financial liabilities	Financial assets	Financial liabilities	Financial assets	Financial liabilities
USD	106,426	2,336,607	139,807	2,271,673	139,459	2,346,061
SDR 1	255	722	254	722	254	721
JPY	32,801	400,002	17,496	400,002	10,032	7
GBP	30	83	—	—	—	—
EUR	185	7,832	304	7,810	156	7,814
RWF 2	15,521	13,025	402	—	—	—
THB 3	265	—	244	—	8,764	—
TZS 4	1,464	—	21,958	—	21,868	—
BWP 5	183	—	680	—	664	—
HKD 6	37	—	—	—	—	—
VND 7	280,226	—	380,629	—	222,914	—
SGD 8	448	284,000	1,375	—	8,339	7
TWD 9	—	—	1,685	—	—	—
CHF 10	—	—	—	25	—	33
MYR 11	1	—	—	—	—	—
BGN 12	62	—	—	—	—	—
PKR 13	—	—	114,025	—	13,732	—

1	Special Drawing Rights.
2	Rwanda Franc.
3	Thailand Bhat.
4	Tanzanian Shilling.
5	Botswana Pula.
6	Hong Kong Dollar.
7	Vietnam Dong.
8	Singapore Dollar.
9	Taiwan Dollar.
10	Swiss Franc.
11	Ringgit Malaysia.
12	Bulgarian Lev.
13	Pakistani rupee

Summary of Maximum Exposure to Credit Risk
The maximum exposure to credit risk of the Group’s financial instruments without considering value of collaterals as of December 31, 2023 and 2024, are as follows:

(in millions of Korean won)	December 31, 2023		December 31, 2024
Cash and cash equivalents (except for cash on hand)	￦	2,869,285	￦	3,711,936
Trade and other receivables
Financial assets at amortized costs		8,458,259		7,573,409
Financial assets at fair value through other comprehensive income		116,198		114,774
Contract assets		832,520		800,806
Other financial assets
Derivatives financial assets for hedging		159,211		445,471
Financial assets at fair value through profit or loss		880,549		971,805
Financial assets at fair value through other comprehensive income		5,913		6,157
Financial assets at amortized costs		1,385,921		962,653

Total	￦	14,707,856	￦	14,587,011

Summary of Expected Credit Losses Reflect Forward-Looking Information
The expected credit losses reflect forward-looking information. Provision for impairment as of December 31, 2023 and 2024, are as follows:

	December 31, 2023
(in millions of Korean won)	Less than 6 months		7-12 months		More than 1 years		Total
Expected credit loss rate		5.43%		21.72%		54.55%
Total carrying amounts	￦	3,466,588	￦	68,772	￦	235,129	￦	3,770,489
Provision for impairment	￦	(188,086)	￦	(14,940)	￦	(128,264)	￦	(331,290)

	December 31, 2024
(in millions of Korean won)	Less than 6 months		7-12 months		More than 1 years		Total
Expected credit loss rate		6.08%		32.37%		60.55%
Total carrying amounts	￦	3,086,024	￦	59,092	￦	285,454	￦	3,430,570
Provision for impairment	￦	(187,649)	￦	(19,128)	￦	(172,849)	￦	(379,626)

Summary of Details of Changes in Provisions for Impairment of Trade Receivables and Other Financial Assets at Amortized Costs
1)	Details of financial assets at fair value through profit or loss as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Equity instruments (Listed)	￦	13,911	5,620
Equity instruments (Unlisted)		42,185	47,227
Debt instruments		880,549	971,805
Derivatives held for trading		3,016	5,274

Total		939,661	1,029,926
Less: Non-current		(782,143)	(826,708)

Current	￦	157,518	203,218

Summary of Impairment of Trade Receivable	Impairment of trade receivable for the years ended December 31, 2023 and 2024, are as follows:

(in millions of Korean won)	2023		2024
Impairment loss Bad debt expenses	￦	69,972	￦	95,060

Summary of Contractual Undiscounted Cash Flows	These amounts are contractual undiscounted cash flows and can differ from the amount in the consolidated financial statements.

	December 31, 2023
(in millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Trade and other payables	￦	8,184,036	￦	730,340	￦	8,040	￦	8,922,416
Borrowings (including debentures)		2,922,557		6,027,323		1,743,842		10,693,722
Lease liabilities		313,431		617,561		409,174		1,340,166
Other non-derivative financial liabilities		372,743		747,221		10,073		1,130,037
Financial guarantee contracts 1		13,719		103,000		—		116,719

Total	￦	11,806,486	￦	8,225,445	￦	2,171,129	￦	22,203,060

1
Total amount guaranteed by the Group according to guarantee contracts. Cash flow from financial guarantee contracts is classified as the maturity group in the earliest period when the financial guarantee contracts can be executed.

(in millions of Korean won)	December 31, 2024
	Less than 1 year		1-5 years		More than 5 years		Total
Trade and other payables	￦	7,509,703	￦	728,268	￦	22,209	￦	8,260,180
Borrowings (including debentures)		4,206,534		5,485,468		1,669,798		11,361,800
Lease liabilities		360,361		674,594		142,857		1,177,812
Other non-derivative financial liabilities		391,039		756,024		15,280		1,162,343
Financial guarantee contracts 1		108,881		—		—		108,881

Total	￦	12,576,518	￦	7,644,354	￦	1,850,144	￦	22,071,016

1
Total amount guaranteed by the Group according to guarantee contracts. Cash flow from financial guarantee contracts is classified as the maturity group in the earliest period when the financial guarantee contracts can be executed

Summary of Cash Outflow and Inflow of Derivatives Settled Gross or Net are Undiscounted Contractual Cash Flow
At the end of the reporting period, the cash outflows and inflows by maturity of the Group’s derivatives held for trading and gross-settled derivatives are as follows:

	December 31, 2022
(in millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Derivatives held for trading 1
Outflows	￦	—	￦	101,994	￦	930	￦	102,924
Derivatives settled gross 2
Outflows	￦	472,005	￦	2,493,858	￦	28,786	￦	2,994,649
Inflows		550,478		2,670,002		37,873		3,258,353

	December 31, 2023
(in millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Derivatives held for trading 1
Outflows	￦	—	￦	133,293	￦	—	￦	133,293
Inflows		—		—		1,015		1,015
Derivatives settled gross 2
Outflows	￦	741,140	￦	1,227,166	￦	8,126	￦	1,976,432
Inflows		614,066		2,198,958		36,344		2,849,368

	December 31, 2024
(in millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Derivatives held for trading 1
Outflows	￦	—	￦	131,630	￦	—	￦	131,630
Derivatives settled gross 2
Outflows	￦	1,326,759	￦	1,570,621	￦	26,283	￦	2,923,663
Inflows		1,550,061		1,900,720		39,001		3,489,782

1
During the year ended December 31, 2024, derivative liabilities held-for-trading are
classified under the ‘more than one year to less than five years’ category as they are relevant to the fair value of derivatives liabilities related to shareholder-to-share
contracts (Note 19).

As these derivatives
held-for-trading
are managed based on net fair value, their contractual maturities are not necessarily taking into consideration to understand the timing of cash flows.

2	Cash outflow and inflow of gross-settled derivatives are undiscounted contractual cash flow and may differ from the amount in the consolidated statement of financial position.

Summary of Debt-to-equity Ratios
The
debt-to-equity
ratios as of December 31, 2023 and 2024, are as follows:

(in millions of Korean won)	December 31, 2023		December 31, 2024
Total liabilities	￦	24,249,073	￦	24,035,197
Total equity		18,542,575		17,967,561
Debt-to-equity ratio		131%		134%
The Group manages capital on the basis of the gearing ratio. This ratio is calculated as net debt divided by total capital. Net debt is calculated as total borrowings less cash and cash equivalents. Total capital is calculated as ‘equity’ in the statement of financial position plus net debt.
The gearing ratios as of December 31, 2023 and 2024, are as follows:

(in millions of Korean won, %)	December 31, 2023		December 31, 2024
Total borrowings	￦	10,218,165	￦	10,520,690
Less: cash and cash equivalents		(2,879,554)		(3,716,680)

Net debt		7,338,611		6,804,010
Total equity		18,542,575		17,967,561
Total capital		25,881,186		24,771,571
Gearing ratio		28%		27%

Summary of Group's Recognized Financial Assets Subject to Enforceable Master Netting Arrangements or Similar Agreements
1)	Details of the Group’s recognized financial assets subject to enforceable master netting arrangements or similar agreements are as follows:

(in millions of Korean won)	December 31, 2023
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade receivables	￦	78,415	￦	(1,407)	￦	77,008	￦	(59,148)	￦	—	￦	17,860
Other financial assets		759		(757)		2		(2)		—		—

Total	￦	79,174	￦	(2,164)	￦	77,010	￦	(59,150)	￦	—	￦	17,860

(in millions of Korean won)	December 31, 2024
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade receivables	￦	71,680	￦	(20,588)	￦	51,092	￦	(42,998)	￦	—	￦	8,094
Other financial assets		148		(147)		1		(1)		—		—

Total	￦	71,828	￦	(20,735)	￦	51,093	￦	(42,999)	￦	—	￦	8,094

Summary of Group's Recognized Financial Liabilities Subject to Enforceable Master Netting Arrangements or Similar Agreements
2)	Details of the Group’s financial liabilities recognized, subject to enforceable master netting arrangements or similar agreements, as of December 31, 2023 and 2024, are as follows

(in millions of Korean won)	December 31, 2023
	Gross liabilities		Gross assets offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade payables	￦	59,602	￦	(757)	￦	58,845	￦	(56,196)	￦	—	￦	2,649
Other financial assets		4,362		(1,407)		2,955		(2,955)		—		—

Total	￦	63,964	￦	(2,164)	￦	61,800	￦	(59,151)	￦	—	￦	2,649

(in millions of Korean won)	December 31, 2024
	Gross liabilities		Gross assets offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade payables	￦	40,732	￦	(147)	￦	40,585	￦	(39,306)	￦	—	￦	1,279
Other financial assets		24,281		(20,588)		3,693		(3,693)		—		—

Total	￦	65,013	￦	(20,735)	￦	44,278	￦	(42,999)	￦	—	￦	1,279

Trade receivables [member]
Statement [LineItems]
Summary of Details of Changes in Provisions for Impairment of Trade Receivables
Details of changes in provisions for impairment of trade receivables the years ended December 31, 2023 and 2024, are as follows:

(in millions of Korean won)	2023		2024
Beginning balance	￦	343,738	￦	331,290
Provision		69,972		95,060
Written-off		(80,126)		(54,528)
Others		(2,294)		7,804

Ending balance	￦	331,290	￦	379,626

Other Financial Assets At Amortized Cost [Member]
Statement [LineItems]
Summary of Details of Changes in Provisions for Impairment of Trade Receivables and Other Financial Assets at Amortized Costs
Details of changes in provisions for impairment of other financial assets at amortized costs for the years ended December 31, 2023 and 2024, are as follows:

(in millions of Korean won)	2023		2024
Beginning balance	￦	218,543	￦	183,636
Provision		114,501		82,123
Written-off		(150,014)		(105,169)
Reversal		(14,941)		(380)
Others		15,547		44,384

Ending balance	￦	183,636	￦	204,594

Currency risk [Member]
Statement [LineItems]
Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity
As of December 31, 2022, 2023 and 2024, if the foreign exchange rate had strengthened/weakened by 10% with all other variables held constant, the effects on profit before income tax and shareholders’ equity would have been as follows:

(in millions of Korean won)	Fluctuation of foreign exchange rate	Impact on profit before income tax 1		Impact on equity
2022.12.31	10%	￦	(5,841)	 ~~￦~~ 	(15,836)
	-10%		5,841		15,836
2023.12.31	10%	￦	(10,313)	￦	(18,460)
	-10%		10,313		18,460
2024.12.31	10%	￦	(6,452)	￦	(15,351)
	-10%		6,452		15,351

1	Computed with considering derivatives hedging effect applied by the Group to hedge foreign exchange risk of liabilities in foreign currencies.

Equity price risk [Member]
Statement [LineItems]
Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity
As of December 31, 2022, 2023 and 2024, the Group is exposed to equity securities price risk because the securities held by the Group are traded in active markets. If the market prices had increased/decreased by 10% with all other variables held constant, the effects on profit before income tax and equity would have been as follows:

(in millions of Korean won)	Fluctuation of price	Impact on profit before income tax		Impact on equity
2022.12.31	10%	￦	2,660	￦	113,948
	-10%		(2,660)		(113,948)
2023.12.31	10%	￦	1,473	￦	121,423
	-10%		(1,473)		(121,423)
2024.12.31	10%	￦	519	￦	129,404
	-10%		(519)		(129,404)

Interest rate risk [Member]
Statement [LineItems]
Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity
As of December 31, 2022, 2023 and 2024, if the market interest rate had increased/decreased by 100 bp with other variables held constant, the effects on profit before income tax and shareholders’ equity would be as follows:

(in millions of Korean won)	Fluctuation of interest rate	Impact on profit before income tax		Impact on equity
2022.12.31	+ 100 bp	￦	635	￦	(2,045)
	- 100 bp		(669)		2,100
2023.12.31	+ 100 bp	￦	(2,693)	￦	(4,718)
	- 100 bp		2,696		5,037
2024.12.31	+ 100 bp	￦	(1,658)	￦	(11,903)
	- 100 bp		1,665		12,337